TAX - Analysis of tax expense in the Group's consolidated statement of profit or loss and other comprehensive income (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Deferred tax
Temporary differences in the current year	¥ (130)		¥ (712)	¥ (7,573)
Effect of changes in tax rates	2,501		0	3,376
Income tax expense for the year	24,604	$ 3,534	22,482	11,668
PRC [member]
Current tax
Provision for enterprise income tax on the estimated taxable profits for the year	19,054		18,151	11,475
Outside the PRC [member]
Current tax
Provision for enterprise income tax on the estimated taxable profits for the year	¥ 3,179		¥ 5,043	¥ 4,390